Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2022	December 31, 2021	December 31, 2020
ADG	5,969	4,350	3,284
AMS(1)	4,911	4,587	3,858
MDG(1)	5,228	3,802	3,064
Total net revenues of product segments	16,108	12,739	10,206
Others	20	22	13
Total consolidated net revenues	16,128	12,761	10,219

(1)	Effective July 1, 2022, the Low Power RF business unit was transferred from AMS to MDG with no significant impact on segment reporting. Prior year periods have been adjusted accordingly.

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2022	December 31, 2021	December 31, 2020
ADG	1,469	512	182
AMS(1)	1,237	1,022	816
MDG(1)	1,830	908	498
Total operating income of product segments	4,536	2,442	1,496
Others(2)	(97)	(23)	(173)
Total consolidated operating income	4,439	2,419	1,323

(1)	Effective July 1, 2022, the Low Power RF business unit was transferred from AMS to MDG with no significant impact on segment reporting. Prior year periods have been adjusted accordingly.
(2)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization costs, phase-out and start-up costs of certain manufacturing facilities, and other unallocated income (expenses) such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2022	December 31, 2021	December 31, 2020
Total operating income of reportable segments	4,536	2,442	1,496
Impairment, restructuring charges and other related closure costs	—	(2)	(11)
Start-up and phase-out costs	(13)	—	—
Unused capacity charges	(22)	(16)	(153)
Other unallocated manufacturing results	(57)	1	(8)
Gain on sale of non-current assets	2	3	11
Strategic and other research and development programs and other non-allocated provisions(1)	(7)	(9)	(12)
Total operating loss Others	(97)	(23)	(173)
Total consolidated operating income	4,439	2,419	1,323

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2022	December 31, 2021	December 31, 2020
Switzerland	4,569	3,282	2,795
France	153	126	89
Italy	47	56	52
USA	1,981	1,253	976
Singapore	8,604	7,442	5,817
Japan	758	586	479
Other countries	16	16	11
Total net revenues	16,128	12,761	10,219

Property, Plant & Equipment

Property, plant and equipment, net

	December 31, 2022	December 31, 2021
Netherlands	2,753	1,476
France	1,774	1,154
Italy	1,683	1,469
Other European countries	161	136
USA	52	36
Singapore	880	671
Malaysia	365	221
Other countries	533	497
Total property, plant and equipment, net	8,201	5,660